Schedule of Investments (unaudited) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	457	$94,878

Australia — 0.6%
Aristocrat Leisure Ltd.	28,349	743,754
Bendigo & Adelaide Bank Ltd.	27,757	212,591
BHP Group Ltd.	5,127	177,853
CSL Ltd.	2,077	419,769
Downer EDI Ltd.	6,363	24,902
Goodman Group	5,035	69,525
Iluka Resources Ltd.	47,951	264,115
IOOF Holdings Ltd.	27,675	74,153
Link Administration Holdings Ltd.	29,800	116,695
Medibank Pvt Ltd.	16,945	36,118
Metcash Ltd.	13,238	37,148
Newcrest Mining Ltd.	3,896	73,603
Northern Star Resources Ltd.	7,201	52,162
Perpetual Ltd.	785	19,763
REA Group Ltd.	622	67,309
Rio Tinto Ltd.	636	53,753
Scentre Group	22,620	48,703
Stockland	4,499	15,103
Tabcorp Holdings Ltd.	6,289	22,469
Vicinity Centres	17,310	21,882
Westpac Banking Corp.	9,067	168,183

		2,719,553

Austria — 0.0%
Raiffeisen Bank International AG(a)	3,326	73,015
Vienna Insurance Group AG Wiener Versicherung Gruppe	692	17,934

		90,949

Bangladesh — 0.0%
Athene Holding Ltd., Class A(a)	847	42,689

Belgium — 0.1%
Umicore SA	4,370	231,848

Bermuda — 0.0%
Axis Capital Holdings Ltd.	633	31,378
RenaissanceRe Holdings Ltd.	210	33,652

		65,030

Brazil — 0.2%
Ambev SA	70,265	190,872
EDP - Energias do Brasil SA	5,660	19,900
Porto Seguro SA	9,068	75,687
Telefonica Brasil SA	2,130	16,738
Ultrapar Participacoes SA	42,365	159,641
Vale SA	22,469	391,086

		853,924

Canada — 4.4%
Agnico Eagle Mines Ltd.	1,310	75,731
Alamos Gold Inc.	3,739	29,217
Alimentation Couche-Tard, Inc., Class B	3,227	104,049
ARC Resources Ltd.	7,869	48,340
Bank of Montreal	3,930	350,313
Bank of Nova Scotia	5,455	341,268
Barrick Gold Corp.	4,291	85,123
BCE, Inc.	3,321	149,917
Canada Goose Holdings, Inc.(a)	1,925	75,556
Canadian Apartment Properties REIT	1,900	81,431

Security	Shares	Value

Canada (continued)
Canadian Imperial Bank of Commerce	11,816	$1,156,966
Canadian Natural Resources Ltd.	1,095	33,851
Canadian Western Bank	1,057	26,907
Cenovus Energy, Inc.	2,534	19,035
CGI, Inc.(a)	5,124	426,817
CI Financial Corp.	2,609	37,681
Colliers International Group Inc.	200	19,651
Crescent Point Energy Corp.	7,312	30,488
Descartes Systems Group Inc. (The)(a)	478	29,162
Equinox Gold Corp.(a)	3,827	30,514
Fairfax Financial Holdings Ltd.	1,264	551,736
First Capital Real Estate Investment Trust	1,358	17,819
Fortis, Inc.	542	23,518
Franco-Nevada Corp.	323	40,478
Hydro One Ltd.(b)	1,701	39,618
Imperial Oil Ltd.	748	18,118
Intact Financial Corp.	131	16,053
Kinaxis Inc.(a)	284	33,144
Kirkland Lake Gold Ltd.	1,430	48,293
Lightspeed POS, Inc.(a)	209	13,143
Loblaw Cos. Ltd.	7,247	404,822
Lululemon Athletica, Inc.(a)	4,844	1,485,703
Magna International, Inc.	998	87,896
Manulife Financial Corp.	23,997	516,145
Metro, Inc.	775	35,355
Onex Corp.	8,968	557,762
Parex Resources Inc.(a)	2,895	51,625
Pretium Resources Inc.(a)	1,429	14,828
Rogers Communications, Inc., Class B	25,957	1,196,951
Royal Bank of Canada	40,324	3,717,945
Seven Generations Energy Ltd.(a)	2,766	18,709
Shopify, Inc., Class A(a)	1,222	1,349,120
SSR Mining, Inc.	3,843	54,952
Sun Life Financial, Inc.	8,485	428,807
Suncor Energy, Inc.	10,647	222,564
Teck Resources Ltd., Class B(a)	24,213	463,760
Thomson Reuters Corp.	7,025	615,407
TMX Group Ltd.	972	101,005
Toronto-Dominion Bank	51,555	3,362,336
Tourmaline Oil Corp.	1,989	37,859
West Fraser Timber Co. Ltd.	334	24,029
Wheaton Precious Metals Corp.	2,307	88,117

		18,789,634

China — 4.7%
3SBio, Inc.(a)(b)	16,000	14,166
Agricultural Bank of China Ltd., Class A	141,300	73,236
Alibaba Group Holding Ltd., ADR(a)	6,313	1,431,346
BAIC Motor Corp. Ltd., Class H(b)	81,000	26,030
Bank of Communications Co. Ltd., Class A	170,700	128,799
BBMG Corp., Class H	100,000	20,878
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	51,300	45,829
BOE Technology Group Co. Ltd., Class A	16,400	15,724
BYD Co. Ltd., Class A	7,739	196,195
CanSino Biologics, Inc., Class H(a)(b)	800	30,355
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,200	18,752
China Construction Bank Corp., Class A	263,931	295,896
China Construction Bank Corp., Class H	370,000	311,879
China Life Insurance Co. Ltd., Class A	10,500	51,125
China Life Insurance Co. Ltd., Class H	140,000	290,947

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class A	13,500	$105,462
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	15,100	28,267
China Molybdenum Co. Ltd., Class A	21,500	17,434
China Petroleum & Chemical Corp., Class A	22,600	14,923
China Tourism Group Duty Free Corp. Ltd., Class A	2,400	112,432
China Tower Corp. Ltd., Class H(b)	122,000	18,115
China Vanke Co. Ltd., Class A	184,900	847,220
China Yangtze Power Co. Ltd., Class A	9,000	29,415
CSPC Pharmaceutical Group Ltd.	146,080	177,605
Dali Foods Group Co. Ltd.(b)	89,000	50,597
Datang International Power Generation Co. Ltd., Class H	242,000	38,627
East Money Information Co. Ltd., Class A	6,300	26,326
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,800	43,989
Founder Securities Co. Ltd., Class A(a)	48,300	64,214
Ganfeng Lithium Co. Ltd., Class H(b)	3,000	36,966
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H, Class H	22,000	53,453
Hithink RoyalFlush Information Network Co. Ltd., Class A	15,700	287,204
Huadian Power International Corp. Ltd., Class H	120,000	37,117
Iflytek Co. Ltd., Class A	11,200	82,986
Industrial & Commercial Bank of China Ltd., Class A	87,600	73,986
Industrial & Commercial Bank of China Ltd., Class H	383,000	275,492
Industrial Bank Co. Ltd., Class A	83,472	307,115
JD.com, Inc., ADR(a)	23,190	1,955,613
JD.com, Inc., Class A(a)	13,050	550,349
Jinke Properties Group Co. Ltd., Class A	16,300	16,399
Kingdee International Software Group Co. Ltd.	18,000	56,448
Lenovo Group Ltd.	38,000	54,233
Logan Group Co. Ltd.	52,000	87,825
LONGi Green Energy Technology Co. Ltd., Class A	15,400	208,189
Luxshare Precision Industry Co. Ltd., Class A	24,148	125,281
Meituan, Class B(a)(b)	43,400	1,693,650
Metallurgical Corp. of China Ltd., Class H	94,000	24,459
NanJi E-Commerce Co. Ltd., Class A	16,700	23,430
NAURA Technology Group Co. Ltd., Class A	900	19,800
NetEase, Inc.	4,000	82,252
NetEase, Inc., ADR	9,517	982,725
New Oriental Education & Technology Group, Inc., ADR(a)	31,333	438,662
NIO, Inc., ADR(a)	616	24,012
Offcn Education Technology Co. Ltd., Class A	53,600	230,961
Pacific Securities Co. Ltd/China (The), Class A(a)	52,400	25,942
Perfect World Co. Ltd., Class A	14,259	43,153
Ping An Insurance Group Co. of China Ltd., Class H	27,000	322,957
Poly Developments and Holdings Group Co. Ltd., Class A	27,600	60,004
Postal Savings Bank of China Co. Ltd., Class A	42,700	38,221
Postal Savings Bank of China Co. Ltd., Class H(b)	328,000	245,817
SF Holding Co. Ltd., Class A	54,400	674,866
Shenzhen Inovance Technology Co. Ltd., Class A	7,800	102,116
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,302	691,072
Shui On Land Ltd.	75,000	11,483
Sinotruk Hong Kong Ltd.	26,000	78,270
Spring Airlines Co. Ltd., Class A	12,900	117,452
Sunac China Holdings Ltd.	15,000	64,508

Security	Shares	Value

China (continued)
TAL Education Group, ADR(a)	6,410	$345,178
Tencent Holdings Ltd.	50,200	4,006,337
Uni-President China Holdings Ltd.	42,000	51,103
Wangsu Science & Technology Co. Ltd., Class A	22,800	22,390
Will Semiconductor Co. Ltd., Class A	4,300	169,418
WuXi AppTec Co. Ltd., Class A	6,200	133,200
WuXi AppTec Co. Ltd., Class H(b)	2,180	43,049
Wuxi Biologics Cayman, Inc.(a)(b)	21,000	264,826
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,500	54,490
Yadea Group Holdings Ltd.(b)	64,000	142,571
Yango Group Co. Ltd., Class A	29,300	27,194
Yangzijiang Shipbuilding Holdings Ltd.	245,300	234,044
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	46,900	51,110
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	12,500	132,203

		20,407,364

Czech Republic — 0.0%
CEZ AS	4,099	101,302

Denmark — 0.1%
AP Moeller - Maersk A/S, Class A	9	19,585
AP Moeller - Maersk A/S, Class B	55	127,683
Chr Hansen Holding A/S(a)	299	27,160
ISS A/S(a)	1,135	21,153
Novozymes A/S, B Shares	1	64
Rockwool International AS, -B Shares	320	134,687

		330,332

Finland — 0.3%
Nokia OYJ(a)	1	4
Nordea Bank Abp	112,509	1,109,366
Wartsila OYJ Abp	7,188	75,351

		1,184,721

France — 2.6%
Air Liquide SA	1,832	299,121
Alstom SA(a)	5,146	256,410
Amundi SA(a)(b)	1,504	120,202
Atos SE(a)	460	35,864
AXA SA	12,652	339,633
BNP Paribas SA(a)	4,782	291,364
Casino Guichard Perrachon SA(a)	2,030	67,628
Christian Dior SE	390	236,166
Cie de Saint-Gobain(a)	7,336	433,202
Cie Generale des Etablissements Michelin SCA	447	66,947
CNP Assurances(a)	6,440	122,147
Electricite de France SA(a)	14,980	200,945
Engie SA(a)	26,943	382,734
Eutelsat Communications SA	18,448	224,424
Faurecia SE(a)	4,607	245,173
Hermes International	237	262,121
Kering SA	867	598,280
Klepierre SA	726	16,898
Legrand SA	8,665	805,048
L’Oreal SA	5,534	2,119,972
Natixis SA(a)	28,504	136,245
Nexans SA(a)	2,905	257,044
Renault SA(a)	15,338	663,243
Rexel SA(a)	33,967	672,347
Societe Generale SA(a)	27,127	709,231
Sodexo SA(a)	2,192	210,011
SPIE SA(a)	623	14,904

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield(a)	5,475	$437,443
Valeo SA	22,840	774,900
Vinci SA	3,301	338,094

		11,337,741

Germany — 2.8%
Adidas AG(a)	4,648	1,451,992
BASF SE	8,113	674,215
Bayerische Motoren Werke AG	3,907	405,455
Beiersdorf AG	31,410	3,318,809
Continental AG, Class A(a)	271	35,874
Covestro AG(b)	3,639	244,835
Daimler AG, Registered Shares	9,846	878,752
Deutsche Bank AG, Registered Shares(a)	28,223	337,575
Deutsche Post AG, Registered Shares	10,600	581,525
E.ON SE	30,440	354,747
Fielmann AG(a)	1,057	84,334
Freenet AG	998	23,907
Hella GmbH & Co. KGaA(a)	2,837	159,307
HelloFresh SE(a)	7,479	557,244
Henkel AG & Co. KGaA	171	16,941
HUGO BOSS AG	7,051	277,063
Infineon Technologies AG	8,105	344,848
Jenoptik AG	4	120
KION Group AG	1,568	154,927
Knorr-Bremse AG	2,922	364,643
ProSiebenSat.1 Media SE(a)	2,345	47,890
Rheinmetall AG	783	79,414
RWE AG	2,838	111,368
Scout24 AG(b)	277	21,014
Siemens Energy AG	8,106	1,331,909
Talanx AG(a)	429	18,189
thyssenkrupp AG(a)	19,233	256,876
TUI AG	13	66
Wacker Chemie AG	1,172	166,741

		12,300,580

Hong Kong — 1.1%
AIA Group Ltd.	17,800	217,814
Alibaba Pictures Group Ltd.(a)	210,000	27,398
BOC Hong Kong Holdings Ltd.	210,500	736,412
Cathay Pacific Airways Ltd.(a)	30,000	28,071
CK Asset Holdings Ltd.	17,832	108,554
ESR Cayman Ltd.(a)(b)	5,000	16,445
Hang Seng Bank Ltd.	14,400	279,622
Henderson Land Development Co. Ltd.	29,000	130,880
Hongkong Land Holdings Ltd.	107,200	527,230
Jardine Matheson Holdings Ltd.	1,000	65,517
Kerry Properties Ltd.	7,500	24,255
Link REIT	57,600	525,527
Melco Resorts & Entertainment Ltd., ADR	18,150	361,367
MTR Corp. Ltd.	89,500	509,029
Shenzhen Investment Ltd.	76,000	26,431
Sun Hung Kai Properties Ltd.	15,500	234,699
Swire Pacific Ltd., Class A	15,000	112,995
Swire Properties Ltd.	80,000	248,319
Techtronic Industries Co. Ltd.	19,000	325,732

Security	Shares	Value

Hong Kong (continued)
Towngas China Co. Ltd.	27,000	$13,494
Yuexiu Property Co. Ltd.	118,000	26,779

		4,546,570

Hungary(a) — 0.2%
MOL Hungarian Oil & Gas PLC	82,158	594,760
OTP Bank Nyrt	7,479	319,700

		914,460

India — 2.1%
Adani Gas Ltd.	1,359	17,920
Asian Paints Ltd.	17,482	608,250
Axis Bank Ltd.(a)	9,331	89,581
City Union Bank Ltd.	6,503	13,900
Container Corp. Of India Ltd.	2,885	23,658
Dabur India Ltd.	12,675	93,856
Exide Industries Ltd.	16,577	41,760
Federal Bank Ltd.(a)	33,668	35,026
Gland Pharma Ltd.(a)(b)	441	14,977
Glenmark Pharmaceuticals Ltd.	3,939	25,109
HCL Technologies Ltd.	31,964	430,816
HDFC Bank Ltd.(a)	62,749	1,284,456
HDFC Life Insurance Co. Ltd.(a)(b)	30,229	288,495
Hindustan Unilever Ltd.	5,606	186,975
Housing Development Finance Corp. Ltd.	36,816	1,264,973
ICICI Bank Ltd.(a)	6,086	48,684
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	8,461	51,661
Indiabulls Housing Finance Ltd.	5,813	15,732
Indian Railway Catering & Tourism Corp. Ltd.	938	22,541
IndusInd Bank Ltd.(a)	6,314	83,082
Infosys Ltd.	26,785	502,599
InterGlobe Aviation Ltd.(a)(b)	3,241	72,520
ITC Ltd.	62,222	186,191
Jubilant Foodworks Ltd.	428	17,096
KEC International Ltd.	2,445	13,812
Kotak Mahindra Bank Ltd.(a)	28,595	688,710
L&T Finance Holdings Ltd.	21,198	27,941
Laurus Labs Ltd.(b)	3,169	15,727
Mahanagar Gas Ltd.	955	15,304
Maruti Suzuki India Ltd.	531	49,987
Nestle India Ltd.	320	75,259
Oil & Natural Gas Corp. Ltd.	23,844	33,424
Pidilite Industries Ltd.	4,787	118,769
Punjab National Bank(a)	81,220	40,872
Reliance Industries Ltd.	6,505	178,863
SBI Cards & Payment Services Ltd.	1,485	18,925
SBI Life Insurance Co. Ltd.(a)(b)	22,831	275,853
State Bank of India(a)	18,180	91,068
Tata Consultancy Services Ltd.	36,791	1,603,052
Titan Co. Ltd.	1,474	31,515
TVS Motor Co. Ltd.	4,578	36,792
United Spirits Ltd.(a)	2,486	18,966
Voltas Ltd.	2,533	34,821
Wipro Ltd.	16,824	95,482
Zee Entertainment Enterprises Ltd.	11,317	31,594

		8,916,594

Ireland — 1.3%
Accenture PLC, Class A	11,368	3,140,410
AerCap Holdings NV(a)	568	33,364

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Aptiv PLC	186	$25,649
CRH PLC	1,955	91,651
Experian PLC	18,991	654,258
Flutter Entertainment PLC(a)	2,702	578,196
ICON PLC(a)(c)	1,633	320,672
Jazz Pharmaceuticals PLC(a)	1,549	254,609
Kingspan Group PLC	3,589	303,627

		5,402,436

Israel — 1.4%
Bank Hapoalim BM(a)	34,858	271,093
Bank Leumi Le-Israel BM	9,914	65,304
Check Point Software Technologies Ltd.(a)	29,898	3,347,679
Cognyte Software Ltd.(a)	549	15,268
CyberArk Software Ltd.(a)	2,401	310,545
Israel Discount Bank Ltd., Class A	44,436	184,737
Kornit Digital Ltd.(a)	205	20,320
Nice Ltd.(a)	688	149,572
Playtika Holding Corp.(a)	1,597	43,455
Teva Pharmaceutical Industries Ltd.(a)	25,436	291,558
Teva Pharmaceutical Industries Ltd., ADR(a)	122,704	1,416,004
Tower Semiconductor Ltd.(a)	784	21,983

		6,137,518

Italy — 0.2%
Enel SpA	10,176	101,224
Pirelli & C SpA(a)(b)	15,202	89,121
Prysmian SpA	5,512	178,975
Unipol Gruppo SpA(a)	67,312	374,936

		744,256

Japan — 5.4%
Aisin Seiki Co. Ltd.	5,800	220,900
Alps Alpine Co. Ltd.	38,400	509,278
Amada Co. Ltd.	25,500	284,774
ANA Holdings, Inc.(a)	16,800	390,903
Asahi Kasei Corp.	14,600	168,538
Astellas Pharma, Inc.	9,700	149,422
Benesse Holdings, Inc.	6,100	128,498
Bridgestone Corp.	15,000	609,824
Canon, Inc.	6,800	154,591
Central Japan Railway Co.	1,700	254,524
Chiba Bank Ltd.	3,300	21,603
Concordia Financial Group Ltd.	5,400	21,903
Credit Saison Co. Ltd.	4,100	49,419
Dai Nippon Printing Co. Ltd.	11,300	237,024
Daito Trust Construction Co. Ltd.	700	81,335
Daiwa House Industry Co. Ltd.	8,900	261,207
Denso Corp.	2,000	133,328
DIC Corp.	700	18,156
Dip Corp.	800	21,047
Ebara Corp.	500	20,401
Electric Power Development Co. Ltd.	900	15,750
FANUC Corp.	2,700	649,099
Fast Retailing Co. Ltd.	1,900	1,518,817
Fuji Media Holdings, Inc.	4,200	51,489
FUJIFILM Holdings Corp.	11,600	690,064
Honda Motor Co. Ltd.	20,500	617,983
House Foods Group, Inc.	400	13,155
Inpex Corp.	75,800	518,313
Invincible Investment Corp.	43	16,285
Isetan Mitsukoshi Holdings Ltd.	2,500	17,638

Security	Shares	Value

Japan (continued)
Japan Airlines Co. Ltd.(a)	14,200	$318,022
Japan Hotel REIT Investment Corp.	34	19,221
Japan Post Bank Co. Ltd.	8,800	84,623
Japan Post Holdings Co. Ltd.	133,200	1,187,110
JFE Holdings, Inc.(a)	1,900	23,442
JTEKT Corp.	1,900	19,493
Kajima Corp.	2,600	36,981
Kaneka Corp.	600	24,692
Kao Corp.	1,500	99,253
Kawasaki Kisen Kaisha Ltd.(a)	1,000	22,999
KDDI Corp.	16,600	511,457
Keyence Corp.	2,100	957,088
Kobe Steel Ltd.(a)	10,600	71,855
Konica Minolta, Inc.	9,500	51,740
K’s Holdings Corp.	1,200	16,519
Kyocera Corp.	3,600	229,068
Lintec Corp.	700	15,855
Mazda Motor Corp.	5,800	47,521
Mebuki Financial Group, Inc.	8,700	20,529
Mitsubishi Heavy Industries Ltd.	1,700	52,934
Mitsubishi Materials Corp.	5,800	135,822
Mitsubishi UFJ Financial Group, Inc.	2,600	13,903
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,800	240,589
Mitsui Mining & Smelting Co. Ltd.	500	17,399
Mixi, Inc.	800	20,058
Murata Manufacturing Co. Ltd.	1,100	88,545
Nexon Co. Ltd.	900	29,203
NGK Spark Plug Co. Ltd.	1,800	31,184
Nidec Corp.	3,000	365,783
Nikon Corp.	49,600	466,011
Nintendo Co. Ltd.	200	112,727
Nippon Paint Holdings Co. Ltd.	2,000	28,887
Nippon Paper Industries Co. Ltd.	1,300	15,594
Nippon Shokubai Co. Ltd.	700	40,124
Nippon Telegraph & Telephone Corp.	25,700	663,109
Nippon Television Holdings, Inc.	2,800	36,799
Nissan Motor Co. Ltd.(a)	4,200	23,464
Nitto Denko Corp.	1,600	137,153
NOK Corp.	1,100	14,983
Oriental Land Co. Ltd.	3,700	556,780
Panasonic Corp.	4,100	53,093
Pola Orbis Holdings, Inc.	6,200	149,529
Recruit Holdings Co. Ltd.	25,000	1,227,655
Relo Group Inc.	800	16,995
Resona Holdings, Inc.	81,800	343,601
Resorttrust, Inc.	1,300	21,780
Ricoh Co. Ltd.	66,400	676,826
Rohm Co. Ltd.	500	49,037
Seiko Epson Corp.	2,400	39,180
Seven & i Holdings Co. Ltd.	11,200	452,272
Shimamura Co. Ltd.	200	23,111
Shimano, Inc.	500	119,420
Shinsei Bank Ltd.	5,500	88,886
Shizuoka Bank Ltd.	6,700	52,671
Softbank Corp.	19,500	253,686
SoftBank Group Corp.	10,700	910,973
Subaru Corp.	15,600	311,791
Sumitomo Chemical Co. Ltd.	36,000	186,778
Sumitomo Forestry Co. Ltd.	800	17,329
Sumitomo Heavy Industries Ltd.	1,400	38,927
Sumitomo Mitsui Financial Group, Inc.	24,100	873,559

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	2,200	$76,757
Sumitomo Rubber Industries Ltd.	47,000	556,409
Suntory Beverage & Food Ltd.	3,300	123,059
Suzuki Motor Corp.	1,400	63,769
Sysmex Corp.	1,200	129,532
Taisho Pharmaceutical Holdings Co. Ltd.	300	19,386
Takashimaya Co. Ltd.	2,100	22,484
Teijin Ltd.	11,100	191,513
Tokyo Electric Power Co. Holdings, Inc.(a)	31,800	106,302
Tokyo Gas Co. Ltd.	1,000	22,279
Toppan Printing Co. Ltd.	2,100	35,602
Toray Industries, Inc.	3,600	23,242
Toshiba Corp.	21,800	737,870
Toyo Seikan Group Holdings Ltd.	1,300	15,474
Toyota Boshoku Corp.	1,100	18,241
Toyota Motor Corp.	300	23,346
Ushio, Inc.	1,200	15,865
Yakult Honsha Co. Ltd.	700	35,419
Yamada Holdings Co. Ltd.	83,700	452,333
Yokohama Rubber Co. Ltd.	1,200	21,557
Zeon Corp.	8,100	129,757

		23,421,082

Luxembourg — 0.0%
APERAM SA	3	135
RTL Group SA(a)	2,957	173,407
SES SA	2,734	21,689

		195,231

Macau — 0.1%
Sands China Ltd.(a)	88,000	441,067

Malaysia — 0.7%
AirAsia Group BHD(a)	155,600	36,871
Bursa Malaysia Bhd	7,000	15,110
CIMB Group Holdings Bhd	247,800	259,652
Genting Bhd	38,000	46,132
Hartalega Holdings Bhd	18,100	39,008
Hong Leong Bank Bhd	3,200	14,450
Inari Amertron Bhd	34,600	27,431
Kossan Rubber Industries	69,100	54,390
Malayan Banking Bhd	277,800	553,105
MR DIY Group M BHD(b)	16,400	16,295
Press Metal Aluminium Holdings BHD	69,400	166,007
Public Bank Bhd	1,168,600	1,184,341
QL Resources BHD	18,750	27,403
RHB Bank Bhd	11,900	15,421
Supermax Corp. Bhd	178,628	164,348
Telekom Malaysia Bhd	92,200	136,369
Tenaga Nasional Bhd	87,600	213,962
Top Glove Corp. Bhd	58,800	64,166

		3,034,461

Mexico — 0.1%
America Movil SAB de CV, Series L	387,370	264,570
Grupo Financiero Banorte SAB de CV, Class O(a)	2,655	14,955
Megacable Holdings SAB de CV, CPO	6,900	24,725
Orbia Advance Corp. SAB de CV	12,300	32,839

		337,089

Monaco — 0.0%
Endeavour Mining Corp	2,766	55,751

Security	Shares	Value

Netherlands — 2.1%
ABN AMRO Bank NV(a)(b)	39,379	$478,059
Aegon NV	193,118	917,557
Akzo Nobel NV	2,906	324,443
Flow Traders(b)	406	16,978
Heineken Holding NV	258	22,925
Heineken NV	7,092	728,049
ING Groep NV	53,068	648,177
JDE Peet’s NV(a)	5,026	184,254
Koninklijke Ahold Delhaize NV	51,477	1,435,840
NN Group NV	6,099	297,518
NXP Semiconductors NV	1,893	381,137
Prosus NV	4,070	452,904
Randstad NV	8,865	622,278
Royal Dutch Shell PLC, A Shares	51,630	1,003,633
Royal Dutch Shell PLC, B Shares	20,112	370,211
Signify NV(a)(b)	16,941	871,329
Stellantis NV	13,043	230,718
Wereldhave NV(a)	1	17
Wolters Kluwer NV	3,413	296,435

		9,282,462

New Zealand — 0.0%
a2 Milk Co. Ltd.(a)	11,268	67,233

Norway — 0.0%
Equinor ASA	2,810	54,850

Peru — 0.5%
Credicorp Ltd.	3,280	447,950
Southern Copper Corp.	24,645	1,672,656

		2,120,606

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	17,114	29,423

Portugal — 0.1%
EDP - Energias de Portugal SA	49,392	282,111

Puerto Rico — 0.0%
Popular, Inc.	753	52,951

Russia — 0.0%
Lukoil PJSC	457	36,938
Novatek PJSC, GDR, Registered Shares	512	101,078
PhosAgro PJSC, GDR, Registered Shares	1,139	19,841

		157,857

Saudi Arabia — 0.4%
Al Rajhi Bank	22,083	582,018
National Commercial Bank	9,230	130,799
Riyad Bank	2,736	16,381
Saudi Arabian Mining Co.(a)	2,637	40,130
Saudi Arabian Oil Co.(b)	66,959	642,755
Saudi Telecom Co.	2,705	91,516
Seera Group Holding(a)	10,534	53,031

		1,556,630

Singapore — 0.3%
DBS Group Holdings Ltd.	12,300	263,729
Jardine Cycle & Carriage Ltd.	12,400	208,019
NetLink NBN Trust	47,800	33,604
Oversea-Chinese Banking Corp. Ltd.	21,100	184,604
Singapore Airlines Ltd.(a)	39,800	164,359

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	59,200	$107,570
United Overseas Bank Ltd.	6,000	115,692

		1,077,577

South Africa — 0.3%
AngloGold Ashanti Ltd.	3,354	73,006
Barloworld Ltd.(a)	2,010	12,293
Bidvest Group Ltd.	1,879	21,669
FirstRand Ltd.	28,024	97,936
Gold Fields Ltd.	3,206	30,133
Investec Ltd.	9,546	28,052
Naspers Ltd., N Shares	4,048	969,537
Standard Bank Group Ltd.	6,217	52,781

		1,285,407

South Korea — 0.4%
Celltrion, Inc.(a)	2	576
Hanjin Kal Corp.(a)	287	14,589
Hyundai Mobis Co. Ltd.	190	49,285
Korea Electric Power Corp.	1,632	33,482
KT Corp.	2,538	63,467
LG Household & Health Care Ltd.	38	52,730
NAVER Corp.	2,493	834,662
Samsung Biologics Co. Ltd.(a)(b)	31	20,633
Samsung Electronics Co. Ltd.	5,998	433,923
Samsung Life Insurance Co. Ltd.	127	8,779
Samsung SDS Co. Ltd.	213	36,562
SillaJen, Inc.(a)(d)	770	6,586
SK Innovation Co. Ltd.(a)	48	9,350
SM Entertainment Co. Ltd.(a)	617	16,207
Studio Dragon Corp.(a)	268	23,744
YG Entertainment Inc.(a)	350	13,820

		1,618,395

Spain — 0.2%
EDP Renovaveis SA	8,148	173,948
Iberdrola SA	25,440	328,352
Naturgy Energy Group SA	5,258	129,099
Repsol SA	15,170	188,289
Siemens Gamesa Renewable Energy SA	2,405	93,276
Zardoya Otis SA	4,655	29,785

		942,749

Sweden — 0.6%
Atlas Copco AB, A Shares	234	14,266
Atlas Copco AB, B Shares	1,757	91,570
Autoliv, Inc.	4,232	392,730
Castellum AB	5	110
Dometic Group AB(a)(b)	1,905	27,690
Electrolux AB, Series B	1,299	36,114
H & M Hennes & Mauritz AB, B Shares(a)	34,203	770,815
Intrum AB	567	18,208
Kinnevik AB, Class B	3,236	157,276
Loomis AB	8,376	254,496
Pandox AB(a)	3,164	53,591
Saab AB(a)	4,723	129,390
SKF AB, B Shares	959	27,288
SSAB AB, -A Shares(a)	49,535	261,931
Telefonaktiebolaget LM Ericsson, B Shares	26,395	349,872
Volvo AB, B Shares(a)	624	15,803

		2,601,150

Security	Shares	Value

Switzerland — 1.1%
Adecco Group AG, Registered Shares	1,210	$81,617
Cie Financiere Richemont SA, Class A, Registered Shares	7,216	692,904
Clariant AG, Registered Shares	1,099	22,175
Credit Suisse Group AG, Registered Shares	77,419	819,043
Givaudan SA, Registered Shares	100	385,725
Kuehne + Nagel International AG, Registered Shares	1,170	334,182
Nestle SA, Registered Shares	8,080	900,729
Siemens Energy AG(a)	2,909	104,422
Sika AG, Registered Shares	3,842	1,098,637
STMicroelectronics NV	421	16,084
Swatch Group AG	410	118,055

		4,573,573

Taiwan — 3.0%
ASE Technology Holding Co. Ltd.	26,000	99,179
ASPEED Technology, Inc.	1,000	61,001
AU Optronics Corp.(a)	117,000	87,284
Bizlink Holding, Inc.	2,000	18,800
Cathay Financial Holding Co. Ltd.	210,595	354,619
China Airlines Ltd.(a)	144,000	77,093
China Life Insurance Co. Ltd.	26,000	23,496
China Steel Corp.	40,000	36,391
Chunghwa Telecom Co. Ltd.	34,000	133,022
CTBC Financial Holding Co. Ltd.	529,000	410,534
Delta Electronics, Inc.	62,000	632,313
E.Sun Financial Holding Co. Ltd.	62,000	56,769
Eva Airways Corp.	510,000	281,121
Evergreen Marine Corp. Taiwan Ltd.(a)	106,000	170,139
Everlight Electronics Co. Ltd.	18,000	29,271
First Financial Holding Co. Ltd.	36,000	28,048
Fubon Financial Holding Co. Ltd.	434,000	866,055
Gigabyte Technology Co. Ltd.	8,000	28,134
Global Unichip Corp.	2,000	28,254
Gourmet Master Co. Ltd.	2,000	12,287
Grand Pacific Petrochemical(a)	47,000	45,325
Hon Hai Precision Industry Co. Ltd.	26,000	114,055
Hota Industrial Manufacturing Co. Ltd.	4,000	16,384
Innolux Corp.	64,000	47,763
Largan Precision Co. Ltd.	3,000	339,301
MediaTek, Inc.	69,000	2,373,379
momo.com Inc.	1,000	34,879
Novatek Microelectronics Corp.	1,000	20,370
Parade Technologies Ltd.	3,000	129,544
Primax Electronics Ltd.	21,000	47,078
Realtek Semiconductor Corp.	21,000	366,600
Taiwan Mobile Co. Ltd.	8,000	27,533
Taiwan Semiconductor Manufacturing Co. Ltd.	238,000	5,012,088
TPK Holding Co. Ltd.(a)	11,000	19,376
Tung Ho Steel Enterprise Corp.	62,000	96,733
Uni-President Enterprises Corp.	306,000	785,783
Visual Photonics Epitaxy Co. Ltd.	13,000	54,434

		12,964,435

Thailand — 0.1%
Gulf Energy Development PCL	11,000	11,792
Kasikornbank PCL, NVDR	66,900	311,039

		322,831

Turkey — 0.1%
Akbank TAS	25,826	14,738

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
BIM Birlesik Magazalar AS	1,872	$16,034
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D(a)	38,694	33,177
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	13,373	22,655
Pegasus Hava Tasimaciligi AS(a)	1,296	11,349
Turkcell Iletisim Hizmetleri AS	188,411	344,251
Turkiye Garanti Bankasi AS(a)	185,633	150,399

		592,603

United Kingdom — 3.1%
3i Group PLC	1,690	26,858
Abcam PLC(a)	3,049	58,469
Anglo American PLC	29,639	1,166,614
AstraZeneca PLC	6,192	618,014
Aviva PLC	40,387	227,649
Babcock International Group PLC(a)	113,275	356,966
British American Tobacco PLC	7,684	292,072
BT Group PLC(a)	386,265	824,023
Centrica PLC(a)	46,305	34,569
Clarivate PLC(a)	1,145	30,217
Compass Group PLC(a)	20,315	410,439
Diageo PLC	19,881	816,741
Direct Line Insurance Group PLC	23,450	101,229
Dunelm Group PLC	4,551	81,515
Howden Joinery Group PLC(a)	2,934	29,647
HSBC Holdings PLC	57,535	335,353
IG Group Holdings PLC	5	62
IHS Markit Ltd.	1,032	99,877
Imperial Brands PLC	24,640	505,142
Informa PLC(a)	93,688	723,380
Intertek Group PLC	3,940	304,231
ITV PLC(a)	22,816	37,770
J Sainsbury PLC	16,372	54,748
Janus Henderson Group PLC	5,693	177,337
JD Sports Fashion PLC(a)	10,910	124,022
JET2 PLC(a)	6,688	116,910
John Wood Group PLC(a)	23,805	88,751
Johnson Matthey PLC	13,843	575,038
Kingfisher PLC(a)	138,151	605,521
Liberty Global PLC, Class C(a)	1,597	40,787
Lloyds Banking Group PLC(a)	702,924	412,352
Marks & Spencer Group PLC(a)	109,053	226,675
Meggitt PLC(a)	15,011	98,707
Micro Focus International PLC	88,930	679,362
National Express Group PLC(a)	4,417	18,745
Nomad Foods Ltd.(a)	2,182	59,918
Redrow PLC	2,244	19,428
RELX PLC	6,848	171,753
Rentokil Initial PLC(a)	70,709	472,080
Rightmove PLC(a)	15,463	124,085
Rolls-Royce Holdings PLC(a)	328,221	476,643
Royal Mail PLC(a)	12,956	90,170
SSE PLC	15,631	313,417
Standard Chartered PLC	18,695	128,725
TechnipFMC PLC	59,726	461,085
Tesco PLC	37,837	119,460
Vistry Group PLC	1,442	21,654
WH Smith PLC(a)	1,871	46,356

Security	Shares	Value

United Kingdom (continued)
Wm Morrison Supermarkets PLC	236,153	$593,941
WPP PLC	15,761	200,850

		13,599,357

United States — 55.8%
3M Co.	269	51,831
AbbVie, Inc.	12,065	1,305,674
Activision Blizzard, Inc.	6,938	645,234
Acuity Brands, Inc.	880	145,200
Adobe, Inc.(a)	4,425	2,103,512
ADT, Inc.	1,873	15,808
Advance Auto Parts, Inc.	463	84,956
Advanced Drainage Systems, Inc	461	47,663
Advanced Micro Devices, Inc.(a)	14,649	1,149,946
Affiliated Managers Group, Inc.	655	97,615
Aflac, Inc.	2,768	141,666
Agilent Technologies, Inc.	3,491	443,846
AGNC Investment Corp.	4,020	67,375
Airbnb, Inc., Class A(a)	4,300	808,142
Akamai Technologies, Inc.(a)	6,087	620,265
Alaska Air Group, Inc.	1,115	77,169
Albertsons Cos., Inc., Class A	5,248	100,079
Alcoa Corp.(a)	13,262	430,882
Alexandria Real Estate Equities, Inc.	101	16,594
Alexion Pharmaceuticals, Inc.(a)	1,459	223,096
Align Technology, Inc.(a)	1,918	1,038,655
Alleghany Corp.(a)	183	114,611
Alliance Data Systems Corp.	9,082	1,018,001
Allison Transmission Holdings, Inc.	939	38,339
Allstate Corp.	13,147	1,510,590
Alnylam Pharmaceuticals, Inc.(a)	160	22,590
Alphabet, Inc., Class A(a)	2,382	4,912,923
Alphabet, Inc., Class C(a)	2,807	5,806,644
Alteryx, Inc., Class A(a)	1,193	98,971
Altice USA, Inc., Class A(a)	1,585	51,560
Amazon.com, Inc.(a)	2,884	8,923,327
Amdocs Ltd.	348	24,412
Ameren Corp.	670	54,511
American Eagle Outfitters, Inc.	4,808	140,586
American Express Co.	4,686	662,788
American Homes Rent, Class A	582	19,404
American International Group, Inc.	3,601	166,402
American Tower Corp.	394	94,190
Ameriprise Financial, Inc.	807	187,587
Amgen, Inc.	3,048	758,373
Annaly Capital Management, Inc.	3,754	32,284
ANSYS, Inc.(a)	39	13,243
Antero Midstream Corp.	14,532	131,224
Anthem, Inc.	1,695	608,420
Apple, Inc.	96,758	11,818,993
Applied Materials, Inc.	701	93,654
Aramark	1,553	58,672
Arch Capital Group Ltd.(a)	13,572	520,758
Arista Networks, Inc.(a)	785	236,984
Assurant, Inc.	400	56,708
AT&T, Inc.	67,485	2,042,771
Atmos Energy Corp.	1,761	174,075
Autodesk, Inc.(a)	357	98,943
AutoNation, Inc.(a)	5,747	535,735
AutoZone, Inc.(a)	19	26,682

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Avangrid, Inc.	7,744	$385,729
Axalta Coating Systems Ltd.(a)	992	29,343
Baker Hughes, Inc.	17,917	387,186
Bank of America Corp.	42,519	1,645,060
Bank of New York Mellon Corp.	38,267	1,809,646
Bank OZK	853	34,845
Bausch Health Cos., Inc.(a)	2,159	68,496
Becton Dickinson and Co.	2,146	521,800
Bed Bath & Beyond, Inc.	5,382	156,885
Berkshire Hathaway, Inc., Class A(a)	5	1,928,510
Berkshire Hathaway, Inc., Class B(a)	10,368	2,648,713
Berry Global Group, Inc.(a)	1,467	90,074
Best Buy Co., Inc.	5,110	586,679
Biogen, Inc.(a)	1,867	522,293
BioMarin Pharmaceutical, Inc.(a)	1,541	116,361
Bio-Rad Laboratories, Inc., Class A(a)	495	282,729
Black Hills Corp.	295	19,697
Blackstone Mortgage Trust, Inc., Class A	544	16,864
Booz Allen Hamilton Holding Corp.	292	23,515
BorgWarner, Inc.	9,429	437,128
Bright Horizons Family Solutions, Inc.(a)	856	146,761
Brighthouse Financial, Inc.(a)	6,115	270,589
Bristol-Myers Squibb Co.	65,998	4,166,454
Bruker Corp.	250	16,070
Bumble Inc.(a)	1,828	114,031
CACI International, Inc., Class A(a)	72	17,760
Cadence Design Systems, Inc.(a)	5,021	687,827
Campbell Soup Co.	436	21,918
Capital One Financial Corp.	3,126	397,721
Cardlytics, Inc.(a)	251	27,535
Cargurus, Inc.(a)	2,355	56,120
Carter’s, Inc.	1,877	166,922
Caterpillar, Inc.	3,492	809,690
Cboe Global Markets, Inc.	820	80,926
CBRE Group, Inc., Class A(a)	561	44,381
Centene Corp.(a)	37,557	2,400,268
CenterPoint Energy, Inc.	877	19,864
Cerner Corp.	2,531	181,928
Charles Schwab Corp.	8,505	554,356
Charter Communications, Inc., Class A(a)	583	359,723
Chegg, Inc.(a)	3,473	297,497
Chesapeake Energy Corp.(a)(c)	524	22,736
Chevron Corp.	2,778	291,107
Chipotle Mexican Grill, Inc.(a)	1,181	1,677,988
Church & Dwight Co., Inc.	1,544	134,868
Cigna Corp.	8,601	2,079,206
Cimarex Energy Co.	225	13,363
Cirrus Logic, Inc.(a)	1,172	99,374
Citigroup, Inc.	14,228	1,035,087
Citizens Financial Group, Inc.	2,354	103,929
Clorox Co.	3,293	635,154
Cloudera, Inc.(a)	2,193	26,689
Cloudflare, Inc., Class A(a)	1,359	95,483
CME Group, Inc.	2,435	497,300
CMS Energy Corp.	1,812	110,931
Coca-Cola Co.	27,439	1,446,310
Colfax Corp.(a)	732	32,069
Colgate-Palmolive Co.	9,933	783,018
Columbia Sportswear Co.	5,497	580,648
Comcast Corp., Class A	31,204	1,688,448
Conagra Brands, Inc.	388	14,589

Security	Shares	Value

United States (continued)
Concentrix Corp.(a)	341	$51,055
Consolidated Edison, Inc.	5,838	436,682
ContextLogic Inc., Class A(a)	2,197	34,713
Continental Resources, Inc.	18,947	490,159
Copart, Inc.(a)	2,984	324,092
CoStar Group, Inc.(a)	268	220,267
Costco Wholesale Corp.	2,240	789,555
Credit Acceptance Corp.(a)	296	106,628
Crocs, Inc.(a)	689	55,430
Cummins, Inc.	13,751	3,563,022
Curtiss-Wright Corp.	187	22,178
CVS Health Corp.	9,880	743,272
CyrusOne, Inc.	866	58,646
D.R. Horton, Inc.	8,475	755,292
Danaher Corp.	663	149,228
Darden Restaurants, Inc.	5,253	745,926
Deckers Outdoor Corp.(a)	125	41,302
Deere & Co.	1,936	724,335
Dell Technologies, Inc., Class C(a)	1,691	149,062
Diamondback Energy, Inc.	1,283	94,288
Dick’s Sporting Goods, Inc.	10,477	797,824
Discover Financial Services	585	55,569
Discovery, Inc., Class C(a)	2,105	77,653
DISH Network Corp., Class A(a)	1,406	50,897
DocuSign, Inc.(a)	1,202	243,345
Dolby Laboratories, Inc., Class A	3,461	341,670
Dollar General Corp.	1,252	253,680
Dollar Tree, Inc.(a)	2,690	307,897
DoorDash Inc., Class A(a)	3,516	461,053
DTE Energy Co.	1,430	190,390
Duke Energy Corp.	209	20,175
Dun & Bradstreet Holdings, Inc.(a)	3,828	91,145
DuPont de Nemours, Inc.	3,409	263,447
DXC Technology Co.	8,709	272,243
Eaton Corp. PLC	7,232	1,000,041
eBay, Inc.	8,007	490,349
Edison International	860	50,396
Edwards Lifesciences Corp.(a)	4,104	343,259
Elanco Animal Health, Inc.(a)	15,787	464,927
Electronic Arts, Inc.	8,383	1,134,807
Emerson Electric Co.	5,018	452,724
EQT Corp.	29,728	552,346
Equifax, Inc.	1,854	335,815
Equinix, Inc.	3,089	2,099,253
Equitable Holdings, Inc.	3,876	126,435
Equitrans Midstream Corp.	64,485	526,198
Essent Group Ltd.	12,228	580,708
Estee Lauder Cos., Inc., Class A	1,189	345,821
Euronet Worldwide, Inc.(a)	957	132,353
Everbridge, Inc.(a)	582	70,527
Expeditors International of Washington, Inc.	2,682	288,825
Extra Space Storage, Inc.	144	19,087
Exxon Mobil Corp.	8,635	482,092
Facebook, Inc., Class A(a)	21,612	6,365,382
FedEx Corp.	3,423	972,269
Fidelity National Financial, Inc.	499	20,289
Fidelity National Information Services, Inc.	21,017	2,955,200
First American Financial Corp.	6,373	361,030
First Solar, Inc.(a)	4,895	427,333
Five9, Inc.(a)	146	22,824
FleetCor Technologies, Inc.(a)	209	56,144

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Flowserve Corp.	1,673	$64,929
Ford Motor Co.(a)	26,822	328,569
Fox Corp., Class A	576	20,799
Fox Corp., Class B	1,145	39,995
Franklin Resources, Inc.	19,736	584,186
Freeport-McMoRan, Inc.(a)	3,518	115,848
frontdoor, Inc.(a)	483	25,961
FTI Consulting, Inc.(a)	464	65,011
Gaming and Leisure Properties, Inc.	962	40,818
Gap, Inc.(a)	46,828	1,394,538
Gartner, Inc.(a)	83	15,152
General Electric Co.	57,590	756,157
General Mills, Inc.	6,112	374,788
Genpact Ltd.	4,589	196,501
Gentex Corp.	809	28,857
Genuine Parts Co.	986	113,972
Gilead Sciences, Inc.	11,622	751,130
Global Payments, Inc.	130	26,205
Globe Life, Inc.	150	14,494
GoDaddy, Inc., Class A(a)	4,667	362,253
Graco, Inc.	882	63,169
Grand Canyon Education, Inc.(a)	383	41,019
Grocery Outlet Holding Corp.(a)	1,116	41,169
Guidewire Software, Inc.(a)	377	38,314
H&R Block, Inc.	7,916	172,569
Hain Celestial Group, Inc.(a)	441	19,228
Halliburton Co.	46,882	1,006,088
Hanesbrands, Inc.	3,775	74,254
Hanover Insurance Group, Inc.	309	40,003
Hartford Financial Services Group, Inc.	2,750	183,672
Hasbro, Inc.	2,897	278,460
Henry Schein, Inc.(a)	11,341	785,251
Herbalife Nutrition Ltd.(a)	1,637	72,617
Hershey Co.	269	42,545
Hewlett Packard Enterprise Co.	99,898	1,572,394
Hologic, Inc.(a)	215	15,992
Home Depot, Inc.	1,121	342,185
Honeywell International, Inc.	1,737	377,051
Houlihan Lokey, Inc.	604	40,172
HubSpot, Inc.(a)	1,539	699,029
Humana, Inc.	5,206	2,182,615
IAA, Inc.(a)	568	31,320
ICU Medical, Inc.(a)	210	43,142
IDACORP, Inc.	190	18,994
Illumina, Inc.(a)	1,723	661,735
Incyte Corp.(a)	3,886	315,815
Ingersoll Rand, Inc.(a)	16,923	832,781
Intel Corp.	48,958	3,133,312
Intercontinental Exchange, Inc.	1,789	199,796
Intuit, Inc.	1,796	687,976
Invesco Ltd.	16,190	408,312
Ionis Pharmaceuticals, Inc.(a)	2,949	132,587
iRobot Corp.(a)	171	20,893
Itron, Inc.(a)	1,584	140,422
J.M. Smucker Co.	2,854	361,117
j2 Global, Inc.(a)	1,473	176,554
Jacobs Engineering Group, Inc.	2,458	317,746
Johnson & Johnson	4,055	666,439
Jones Lang LaSalle, Inc.(a)	1,232	220,577
JPMorgan Chase & Co.	3,992	607,702
KB Home	3,238	150,664

Security	Shares	Value

United States (continued)
KBR, Inc.	1,092	$41,922
Kellogg Co.	5,464	345,871
KeyCorp.	6,714	134,146
Kimberly-Clark Corp.	951	132,237
Kinder Morgan, Inc.	49,100	817,515
Knight-Swift Transportation Holdings, Inc.	17,237	828,927
Kohl’s Corp.	12,972	773,261
Kroger Co.	13,130	472,549
L Brands, Inc.	3,380	209,087
L3Harris Technologies, Inc.	3,350	678,978
Laboratory Corp. of America Holdings(a)	3,271	834,203
Lamar Advertising Co., Class A	163	15,309
Las Vegas Sands Corp.	2,349	142,725
LendingTree, Inc.(a)	462	98,406
Lennar Corp., Class A	5,064	512,629
Leslie’s Inc.(a)	740	18,123
Liberty Broadband Corp., Class C(a)	460	69,069
Lincoln Electric Holdings, Inc.	143	17,580
Lincoln National Corp.	432	26,901
Lithia Motors, Inc., Class A	195	76,068
LKQ Corp.(a)	826	34,965
Lockheed Martin Corp.	1,957	723,111
Lowe’s Cos., Inc.	2,184	415,353
Lumen Technologies, Inc.	31,029	414,237
Lumentum Holdings, Inc.(a)	177	16,169
M&T Bank Corp.	873	132,356
Manhattan Associates, Inc.(a)	256	30,049
ManpowerGroup, Inc.	1,210	119,669
Maravai LifeSciences Holdings, Inc., Class A(a)	1,056	37,636
Markel Corp.(a)	30	34,189
Marsh & McLennan Cos., Inc.	6,229	758,692
Masco Corp.	2,470	147,953
MasTec, Inc.(a)	165	15,460
Mastercard, Inc., Class A	5,385	1,917,329
MAXIMUS, Inc.	335	29,828
McDonald’s Corp.	4,237	949,681
McKesson Corp.	1,097	213,959
MDU Resources Group, Inc.	3,815	120,592
Merck & Co., Inc.	18,512	1,427,090
Mercury Systems, Inc.(a)	643	45,428
Meritage Homes Corp.(a)	337	30,977
MetLife, Inc.	5,498	334,223
MGIC Investment Corp.	12,711	176,047
Microsoft Corp.	37,934	8,943,699
Middleby Corp.(a)	251	41,603
Moderna, Inc.(a)	249	32,607
Molina Healthcare, Inc.(a)	80	18,701
Molson Coors Beverage Co., Class B	30,424	1,556,188
Mondelez International, Inc., Class A	10,436	610,819
Monster Beverage Corp.(a)	824	75,058
Morgan Stanley	9,300	722,238
MSA Safety, Inc.	126	18,903
Murphy USA, Inc.	742	107,264
National Fuel Gas Co.	299	14,947
National Vision Holdings, Inc.(a)	7,220	316,453
Netflix, Inc.(a)	2,986	1,557,677
New Relic, Inc.(a)	643	39,532
New Residential Investment Corp.	2,850	32,062
New York Community Bancorp, Inc.	10,956	138,265
New York Times Co., Class A	311	15,743
Newmont Corp.	1,483	89,380

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NextEra Energy, Inc.	12,945	$978,771
Nielsen Holdings PLC	3,244	81,587
NIKE, Inc., Class B	26,768	3,557,199
NiSource, Inc.	704	16,973
Nordstrom, Inc.	14,877	563,392
Northrop Grumman Corp.	2,904	939,851
NOV, Inc.	35,840	491,725
Nuance Communications, Inc.(a)	6,778	295,792
Nucor Corp.	2,246	180,286
Nutanix, Inc., Class A(a)	1,116	29,641
Old Dominion Freight Line, Inc.	2,119	509,429
Ollie’s Bargain Outlet Holdings, Inc.(a)	592	51,504
Omega Healthcare Investors, Inc.	874	32,015
Oracle Corp.	2,589	181,670
O’Reilly Automotive, Inc.(a)	508	257,683
Otis Worldwide Corp.	700	47,915
Park Hotels & Resorts, Inc.	1,864	40,225
Parker-Hannifin Corp.	863	272,216
PayPal Holdings, Inc.(a)	4,210	1,022,356
PennyMac Financial Services, Inc.	2,978	199,139
Penumbra, Inc.(a)	599	162,077
PepsiCo, Inc.	9,431	1,334,015
Perrigo Co. PLC	3,651	147,756
Perspecta, Inc.	1,173	34,076
Pfizer, Inc.	60,228	2,182,060
Philip Morris International, Inc.	204	18,103
Phillips 66	32,564	2,655,269
Pinnacle Financial Partners, Inc.	2,927	259,508
Pool Corp.	274	94,596
Portland General Electric Co.	447	21,219
PotlatchDeltic Corp.	2	106
PPG Industries, Inc.	1,867	280,535
Procter & Gamble Co.	13,960	1,890,603
PROG Holdings, Inc.	1,724	74,632
Progressive Corp.	1,915	183,093
Prologis, Inc.	5,667	600,702
Proofpoint, Inc.(a)	417	52,454
Public Storage	1,784	440,220
PulteGroup, Inc.	15,689	822,731
Pure Storage, Inc., Class A(a)	627	13,506
QTS Realty Trust, Inc., Class A	439	27,236
Quaker Chemical Corp.	64	15,601
Qualcomm, Inc.	8,886	1,178,195
Qualtrics International Ltd., Class A(a)	1,382	45,482
Quest Diagnostics, Inc.	921	118,201
Qurate Retail, Inc., Series A	3,502	41,184
Radian Group, Inc.	13,226	307,504
Regency Centers Corp.	6,174	350,128
Regeneron Pharmaceuticals, Inc.(a)	734	347,285
Reinsurance Group of America, Inc.	2,385	300,629
Reliance Steel & Aluminum Co.	3,229	491,744
RingCentral, Inc., Class A(a)	55	16,383
Robert Half International, Inc.	237	18,503
Rocket Cos., Inc., Class A	2,470	57,032
Rockwell Automation, Inc.	669	177,579
Roku, Inc.(a)	269	87,632
Roper Technologies, Inc.	1,092	440,447
SailPoint Technologies Holding, Inc.(a)	2,312	117,080
salesforce.com, Inc.(a)	2,656	562,727
Schlumberger NV	74,610	2,028,646
SEI Investments Co	576	35,096

Security	Shares	Value

United States (continued)
Sempra Energy	177	$23,467
ServiceNow, Inc.(a)	2,157	1,078,737
Sherwin-Williams Co.	827	610,334
Silicon Laboratories, Inc.(a)	3,704	522,523
Sims Ltd.	1,891	21,450
Sirius XM Holdings, Inc.	83,320	507,419
Skechers USA, Inc., Class A(a)(c)	19,326	806,087
SLM Corp.	3,207	57,630
Snap, Inc., Class A(a)	9,758	510,246
Snap-on, Inc.	143	32,996
Southwest Airlines Co.	1,757	107,282
Spirit Realty Capital, Inc.	724	30,770
Splunk, Inc.(a)	2,103	284,914
Square, Inc., Class A(a)	1,081	245,441
Stamps.com, Inc.(a)	259	51,673
Stanley Black & Decker, Inc.	295	58,903
State Street Corp.	1,580	132,736
Steel Dynamics, Inc.	2,327	118,119
Synchrony Financial	3,021	122,834
Syneos Health, Inc.(a)	1,040	78,884
T. Rowe Price Group, Inc.	2,438	418,361
Take-Two Interactive Software, Inc.(a)	1,698	300,037
Tapestry, Inc.	8,856	364,956
Target Corp.	4,376	866,754
TEGNA, Inc.	1,079	20,318
Tempur Sealy International, Inc.	1,048	38,315
Teradata Corp.(a)	390	15,031
Terminix Global Holdings, Inc.(a)	1,343	64,021
Tesla, Inc.(a)	4,784	3,195,377
Texas Instruments, Inc.	449	84,856
Texas Roadhouse, Inc.	1,911	183,341
Textron, Inc.	640	35,891
Thermo Fisher Scientific, Inc.	2,205	1,006,318
Timken Co.	921	74,758
TJX Cos., Inc.	8,195	542,099
Toll Brothers, Inc.	4,458	252,902
Toro Co.	3,941	406,475
Travelers Cos., Inc.	15,671	2,356,918
Truist Financial Corp.	8,269	482,248
Trupanion, Inc.(a)	407	31,017
Twilio, Inc., Class A(a)	397	135,282
Twitter, Inc.(a)	8,702	553,708
Tyson Foods, Inc., Class A	221	16,420
U.S. Bancorp	3,407	188,441
Ubiquiti, Inc.	482	143,781
UGI Corp	388	15,912
Ulta Beauty, Inc.(a)	366	113,156
United Parcel Service, Inc., Class B	6,112	1,038,979
United Rentals, Inc.(a)	564	185,731
United States Steel Corp.	14,781	386,819
UnitedHealth Group, Inc.	7,374	2,743,644
Unity Software, Inc.(a)	1,457	146,152
UWM Holdings Corp.	7,840	62,171
Vail Resorts, Inc.	3,263	951,687
Valero Energy Corp.	2,499	178,928
Valvoline, Inc.	751	19,579
VEREIT Inc.	7,066	272,889
VeriSign, Inc.(a)	3,085	613,175
Verizon Communications, Inc.	27,798	1,616,454
Vertex Pharmaceuticals, Inc.(a)	2,770	595,245
Vertiv Holdings Co.	4,053	81,060

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Viatris, Inc.(a)	59,282	$828,170
VICI Properties, Inc.	5,088	143,685
Visa, Inc., Class A	12,117	2,565,532
Vistra Corp.	6,552	115,839
VMware, Inc., Class A(a)(c)	5,112	769,100
Vontier Corp.(a)	11,960	362,029
Voya Financial, Inc.	15,924	1,013,403
W.W. Grainger, Inc.	96	38,489
Walmart, Inc.	17,316	2,352,032
Walt Disney Co.(a)	12,463	2,299,673
Waste Connections Inc.	2,303	248,809
Waste Connections, Inc.	2,353	254,077
Waters Corp.(a)	74	21,029
Watsco, Inc.	58	15,123
WEC Energy Group, Inc.	450	42,115
Wells Fargo & Co.	26,843	1,048,756
Wendy’s Co.	19,383	392,700
Western Union Co.	2,769	68,284
Westlake Chemical Corp.	186	16,515
Williams-Sonoma, Inc.	6,790	1,216,768
Willis Towers Watson PLC	349	79,879
Wingstop, Inc.	1,332	169,390
Wintrust Financial Corp.	277	20,997
Woodward, Inc.	180	21,713
WR Grace & Co.	571	34,180
Wyndham Hotels & Resorts, Inc.	4,070	284,005
Wynn Resorts Ltd.	791	99,168
Xcel Energy, Inc.	3,551	236,177
Xilinx, Inc.	1,662	205,922
XPO Logistics, Inc.(a)	992	122,314
Xylem, Inc.	6,410	674,204
Zendesk, Inc.(a)	270	35,807
Zillow Group, Inc., Class C(a)	2,502	324,359
Zoom Video Communications, Inc., Class A(a)	1,930	620,090
Zscaler, Inc.(a)	4,457	765,133
Zynga, Inc., Class A(a)	12,405	126,655

		241,099,105

Total Common Stocks — 96.5% (Cost: $344,461,611)		416,978,365

Preferred Securities

Preferred Stocks — 0.2%

Brazil — 0.1%
Banco Bradesco SA, Preference Shares	113,852	541,483

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares	228	18,150
Porsche Automobil Holding SE, Preference Shares	237	25,146
Schaeffler AG	3,971	35,297
Volkswagen AG, Preference Shares	495	138,561

		217,154

Total Preferred Securities — 0.2% (Cost: $581,725)		758,637

Total Long-Term Investments — 96.7% (Cost: $345,043,336)		417,737,002

Security		Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)		9,239,432	$9,239,432
SL Liquidity Series, LLC, Money Market Series, 0.16%(e)(f)(g)		789,096	789,333

			10,028,765

		Par (000)

Time Deposits — 0.6%

Australia — 0.3%
Australia And New Zealand Banking, Melbourne, (0.10%), 04/01/21	AUD	622	472,938
Brown Brothers Harriman & Co.
(0.24%), 04/01/21	NZD	58	40,303
(0.13%), 04/06/21	NOK	6,766	791,021

			1,304,262

Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 04/01/21	CAD	18	14,046

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.25%), 04/01/21	DKK	9	1,443

France — 0.0%
Citibank NA, (0.76%), 04/03/21	EUR	14	16,786

Hong Kong — 0.2%
Hongkong & Shanghai Banking Corp. Ltd., 0.00%, 04/01/21	HKD	4,724	607,655

Japan — 0.0%
Sumitomo Bank Tokyo, (0.30%), 04/01/21	JPY	4,489	40,544

Singapore — 0.1%
Hongkong & Shanghai Banking Corp. Ltd., 0.00%, 04/01/21	SGD	729	541,616

South Africa — 0.0%
Brown Brothers Harriman & Co., 2.65%, 04/03/21	ZAR	1,767	119,739

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 04/01/21	GBP	18	24,776

United States — 0.0%
Brown Brothers Harriman & Co., (1.85%), 04/01/21	CHF	2	2,421

			2,673,288

Total Short-Term Securities — 3.0% (Cost: $12,702,047)			12,702,053

Total Investments — 99.7% (Cost: $357,745,383)			430,439,055

Other Assets Less Liabilities — 0.3%			1,438,086

Net Assets — 100.0%			$431,877,141

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,390,660	$1,848,772	(a)	$—		$—	$—	$9,239,432	9,239,432	$2,655		$—
SL Liquidity Series, LLC, Money Market Series	4,381,497	—		(3,591,682	)(a)	(450)	(32)	789,333	789,096	17,997	(b)	—

						$(450)	$(32)	$10,028,765		$20,652		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	33	06/18/21	$3,617	$(32,248)
MSCI Emerging Markets Index	24	06/18/21	1,587	(17,368)
S&P 500 E-Mini Index	39	06/18/21	7,736	68,338

				$18,722

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$94,878	$—	$—	$94,878
Australia	—	2,719,553	—	2,719,553
Austria	17,934	73,015	—	90,949
Bangladesh	42,689	—	—	42,689
Belgium	—	231,848	—	231,848
Bermuda	65,030	—	—	65,030
Brazil	853,924	—	—	853,924
Canada	18,789,634	—	—	18,789,634
China	5,177,536	15,229,828	—	20,407,364
Czech Republic	—	101,302	—	101,302
Denmark	—	330,332	—	330,332
Finland	—	1,184,721	—	1,184,721
France	—	11,337,741	—	11,337,741
Germany	—	12,300,580	—	12,300,580
Hong Kong	361,367	4,185,203	—	4,546,570
Hungary	—	914,460	—	914,460
India	22,541	8,894,053	—	8,916,594
Ireland	3,774,704	1,627,732	—	5,402,436
Israel	5,175,254	962,264	—	6,137,518
Italy	—	744,256	—	744,256
Japan	—	23,421,082	—	23,421,082
Luxembourg	—	195,231	—	195,231
Macau	—	441,067	—	441,067
Malaysia	43,698	2,990,763	—	3,034,461
Mexico	337,089	—	—	337,089
Monaco	55,751	—	—	55,751
Netherlands	628,833	8,653,629	—	9,282,462
New Zealand	—	67,233	—	67,233
Norway	—	54,850	—	54,850
Peru	2,120,606	—	—	2,120,606
Poland	—	29,423	—	29,423
Portugal	—	282,111	—	282,111
Puerto Rico	52,951	—	—	52,951
Russia	19,841	138,016	—	157,857
Saudi Arabia	695,786	860,844	—	1,556,630
Singapore	—	1,077,577	—	1,077,577
South Africa	12,293	1,273,114	—	1,285,407
South Korea	—	1,611,809	6,586	1,618,395
Spain	—	942,749	—	942,749
Sweden	392,730	2,208,420	—	2,601,150
Switzerland	104,422	4,469,151	—	4,573,573
Taiwan	27,533	12,936,902	—	12,964,435
Thailand	11,792	311,039	—	322,831
Turkey	183,576	409,027	—	592,603
United Kingdom	1,044,600	12,554,757	—	13,599,357
United States	241,077,655	21,450	—	241,099,105
Preferred Securities
Preferred Stocks
Brazil	541,483	—	—	541,483
Germany	—	217,154	—	217,154

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,239,432	$—	$—	$9,239,432
Time Deposits	—	2,673,288	—	2,673,288

	$290,965,562	$138,677,574	$6,586	429,649,722

Investments Valued at NAV(a)				789,333

				$430,439,055

Derivative Financial Instruments(b)
Assets
Equity Contracts	$68,338	$—	$—	$68,338
Liabilities
Equity Contracts	(49,616)	—	—	(49,616)

	$18,722	$—	$—	$18,722

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

DIP	Debtor-In-Possession

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

14